Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000255966 | Vanguard Short-Term Bond ETF9285117
Holdings [Line Items]
Percent of Total Investments	22.00%
C000255966 | American Beacon AHL Trend ETF9285079
Holdings [Line Items]
Percent of Total Investments	21.00%
C000255966 | Harbor Commodity All Weather Strategy ETF9285088
Holdings [Line Items]
Percent of Total Investments	16.60%
C000255966 | WisdomTree Floating Rate Treasury Fund ETF9285121
Holdings [Line Items]
Percent of Total Investments	8.70%
C000255966 | iMGP DBi Managed Futures Strategy ETF9285093
Holdings [Line Items]
Percent of Total Investments	6.70%
C000255966 | iShares High Yield Systematic Bond ETF9285097
Holdings [Line Items]
Percent of Total Investments	4.50%
C000255966 | iShares U.S. Small-Capital Equity Factor ETF9285104
Holdings [Line Items]
Percent of Total Investments	4.50%
C000255966 | JPMorgan Ultra-Short Income ETF9285110
Holdings [Line Items]
Percent of Total Investments	4.30%
C000255966 | Janus Henderson AAA CLO ETF9285107
Holdings [Line Items]
Percent of Total Investments	3.40%
C000255966 | iShares MSCI USA Momentum Factor ETF9285100
Holdings [Line Items]
Percent of Total Investments	2.90%
C000255966 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000255967 | Vanguard Intermediate-Term Treasury ETF9285142
Holdings [Line Items]
Percent of Total Investments	24.90%
C000255967 | TCW Flexible Income ETF9285139
Holdings [Line Items]
Percent of Total Investments	24.30%
C000255967 | JPMorgan Core Plus Bond ETF9285129
Holdings [Line Items]
Percent of Total Investments	18.50%
C000255967 | Regan Floating Rate MBS ETF9285136
Holdings [Line Items]
Percent of Total Investments	10.00%
C000255967 | WisdomTree Floating Rate Treasury Fund ETF9285144
Holdings [Line Items]
Percent of Total Investments	9.90%
C000255967 | JPMorgan Ultra-Short Income ETF9285132
Holdings [Line Items]
Percent of Total Investments	6.50%
C000255967 | iShares Investment Grade Systematic Bond ETF9285126
Holdings [Line Items]
Percent of Total Investments	5.30%
C000255967 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000255969 | TCW Flexible Income ETF9285167
Holdings [Line Items]
Percent of Total Investments	25.30%
C000255969 | Vanguard Intermediate-Term Treasury ETF9285169
Holdings [Line Items]
Percent of Total Investments	16.70%
C000255969 | iShares Investment Grade Systematic Bond ETF9285151
Holdings [Line Items]
Percent of Total Investments	16.10%
C000255969 | JPMorgan Core Plus Bond ETF9285157
Holdings [Line Items]
Percent of Total Investments	15.20%
C000255969 | Schwab US TIPS ETF9285164
Holdings [Line Items]
Percent of Total Investments	8.00%
C000255969 | iShares MBS ETF9285154
Holdings [Line Items]
Percent of Total Investments	7.00%
C000255969 | Vanguard Short-Term Inflation-Protected Securities ETF9285172
Holdings [Line Items]
Percent of Total Investments	6.40%
C000255969 | PIMCO Multisector Bond Active ETF9285161
Holdings [Line Items]
Percent of Total Investments	4.80%
C000255969 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000255968 | Avantis International Small Capital Value ETF9285177
Holdings [Line Items]
Percent of Total Investments	28.00%
C000255968 | iShares Core S&P Small-Capital ETF9285183
Holdings [Line Items]
Percent of Total Investments	21.90%
C000255968 | iShares U.S. Small-Capital Equity Factor ETF9285189
Holdings [Line Items]
Percent of Total Investments	21.80%
C000255968 | Avantis U.S. Small Capital Value ETF9285180
Holdings [Line Items]
Percent of Total Investments	11.70%
C000255968 | iShares International Small-Capital Equity Factor ETF9285186
Holdings [Line Items]
Percent of Total Investments	10.30%
C000255968 | Neuberger Small-Mid Capital ETF9285192
Holdings [Line Items]
Percent of Total Investments	5.90%
C000255968 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000255970 | Avantis Emerging Markets Equity ETF9285199
Holdings [Line Items]
Percent of Total Investments	21.80%
C000255970 | iShares MSCI International Quality Factor ETF9285218
Holdings [Line Items]
Percent of Total Investments	15.60%
C000255970 | iShares International Equity Factor ETF9285215
Holdings [Line Items]
Percent of Total Investments	15.20%
C000255970 | iShares Emerging Markets Equity Factor ETF9285211
Holdings [Line Items]
Percent of Total Investments	10.80%
C000255970 | Vanguard International Dividend Appreciation ETF9285221
Holdings [Line Items]
Percent of Total Investments	10.20%
C000255970 | First Eagle Overseas Equity ETF9285205
Holdings [Line Items]
Percent of Total Investments	9.90%
C000255970 | Cambria Foreign Shareholder Yield ETF9285202
Holdings [Line Items]
Percent of Total Investments	9.10%
C000255970 | Franklin International Low Volatility High Dividend Index ETF9285208
Holdings [Line Items]
Percent of Total Investments	7.20%
C000255970 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000255971 | T Rowe Price US Equity Research ETF9285242
Holdings [Line Items]
Percent of Total Investments	26.10%
C000255971 | iShares U.S. Equity Factor ETF9285229
Holdings [Line Items]
Percent of Total Investments	18.80%
C000255971 | JPMorgan Active Value ETF9285235
Holdings [Line Items]
Percent of Total Investments	15.40%
C000255971 | Vanguard Dividend Appreciation ETF9285246
Holdings [Line Items]
Percent of Total Investments	12.00%
C000255971 | JPMorgan Active Growth ETF9285232
Holdings [Line Items]
Percent of Total Investments	11.30%
C000255971 | T Rowe Price Capital Appreciation Equity ETF9285238
Holdings [Line Items]
Percent of Total Investments	11.10%
C000255971 | GMO US Quality ETF9285226
Holdings [Line Items]
Percent of Total Investments	5.10%
C000255971 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%